Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Peoplevox [Member]
Cash acquired		$ 1,634
Kontainers [Member]
Cash acquired		13
ShipTrack [Member]
Cash acquired		$ 529
QuestaWeb [Member]
Cash acquired	$ 2,097
Portrix [Member]
Cash acquired	200
GreenMile [Member]
Cash acquired	$ 1,552
Visual Compliance [Member]
Cash acquired			$ 170
Core Transport Technologies NZ Limited [Member]
Cash acquired			213
STEPcom [Member]
Cash acquired			2,700
BestTransport [Member]
Cash acquired			$ 507